Share Based Awards (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2019	Apr. 01, 2020	Apr. 30, 2020	Apr. 30, 2019
Number of shares issuable in connection with Awards under the Plan, maximum				8,750,000			8,750,000
Stock compensation expense recognized	$ 107,061	$ 107,061	$ 12,067	$ 214,122	$ 12,067	$ 269,895	$ 269,895
Options exercisable, amount	572,476			$ 572,476			$ 339,142
Remaining weighted average contractural term of options outstanding				8 years 8 months 23 days			9 years 2 months 19 days
Aggregate intrinsic value of outstanding options	$ 492,753			$ 492,753			$ 848,283
October 2019 Issuances
Options issued, number of common stock shares available for purchase				350,000			350,000
Options issued, value				$ 477,500			$ 477,500
Assumptions used, expected volatility				75.00%			75.00%
Assumptions used, risk free interest rate, minimum				1.59%			1.59%
Assumptions used, risk free interest rate, maximum				1.74%			1.74%
Assumptions used, expected life, minimum				5 years			5 years
Assumptions used, expected life, maximum				10 years			10 years
Assumptions used, expected dividend yield				0.00%			0.00%
January 2020 Issuances (1)
Options issued, number of common stock shares available for purchase				1,100,000			1,100,000
Options issued, value				$ 707,300			$ 707,300
Assumptions used, expected volatility				75.00%			75.00%
Assumptions used, risk free interest rate, maximum				1.74%			1.74%
Assumptions used, expected life, maximum				10 years			10 years
Assumptions used, expected dividend yield				0.00%			0.00%
January 2020 Issuances (2)
Options issued, number of common stock shares available for purchase				147,475			147,475
Options issued, value				$ 94,826			$ 94,826
Assumptions used, expected volatility				75.00%			75.00%
Assumptions used, risk free interest rate, maximum				1.74%			1.74%
Assumptions used, expected life, maximum				10 years			10 years
Assumptions used, expected dividend yield				0.00%			0.00%